Long-Term Incentive Plan, Equity Incentive Plan and Other Compensatory Awards	12 Months Ended
Dec. 31, 2013
Long Term Incentive Plans And Other Compensatory Awards Disclosure [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 18 — Long-Term Incentive Plan, Equity Incentive Plan and Other Compensatory Awards

Cytomedix has a shareholder-approved 2002 LTIP and 2013 EIP that permits awards of stock options, stock appreciation rights, restricted stock, phantom stock, performance units, dividend equivalents and other stock-based awards. Cytomedix may issue up to 10,500,000 and 3,000,000 shares of stock under the LTIP and EIP, respectively. As of July 2013, incentive stock options may no longer be granted under the LTIP. At December 31, 2013, 1,457,382 and 2,990,000 shares were available under the LTIP and EIP, respectively, for future grants. Of all stock options granted through December 31, 2013, 531,802 had been exercised and 8,520,816 remained outstanding. Option terms are set by the Board of Directors for each option grant, and generally vest immediately upon grant or over a period of time ranging up to three years, are exercisable in whole or installments, and expire ten years from the date of grant. Outstanding options expire at various dates through December 17, 2023.

A summary of option activity under the LTIP and EIP as of December 31, 2013, and changes during the year then ended is presented below:

Stock Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	7,866,953	$1.28
Granted	1,038,000	$0.50
Exercised	0	—
Forfeited or expired	(384,137)	$1.19
Outstanding at December 31, 2013	8,520,816	$1.19	5.0	$61,018
Exercisable at December 31, 2013	7,258,925	$1.26	4.3	$58,163

The weighted-average grant-date fair value of stock options granted under these plans during the years 2013 and 2012 was $0.45 and $1.19, respectively. Stock options granted and exercised under the LTIP were 2,271,500 and 35,602, respectively, during the fiscal years ended December 31, 2013 and 2012.

The following table summarizes information about stock options outstanding as of December 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Outstanding Shares	Weighted Average Remaining Contract Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.30 – $1.50	6,859,483	5.6	$0.92	5,644,594	$0.95
$1.51 – $3.00	1,591,333	2.5	$2.19	1,544,331	$2.18
$3.01 – $4.50	0	—	—	0	—
$4.51 – $6.00	70,000	2.0	$5.20	70,000	$5.20

As of December 31, 2013, there was approximately $675,000 of total unrecognized compensation cost related to non-vested stock options granted under the LTIP and EIP. That cost is expected to be recognized over a weighted-average period of 0.9 years. The total fair value of stock options granted under the LTIP and EIP that vested during the fiscal years ended December 31, 2013 and 2012 was approximately $712,000 and $1,828,000, respectively.

Additionally, the Company has issued certain compensatory warrants outside of the LTIP and EIP, in exchange for the performance of services. A summary of service provider warrant activity as of December 31, 2013, and changes during the year then ended is presented below:

Warrants to Service Providers	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	1,175,000	$1.50
Granted	486,364	$0.62
Exercised	0	—
Forfeited or expired	0	—
Outstanding at December 31, 2013	1,661,364	$1.24	2.0	$10,400
Exercisable at December 31, 2013	1,611,364	$1.27	2.0	$5,200

There were no compensatory warrants granted or exercised during the fiscal year ended December 31, 2012.

The following table summarizes information about compensatory warrants outstanding as of December 31, 2013:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number of Outstanding Shares	Weighted Average Remaining Contract Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.37 – $1.50	1,336,364	2.3	$1.12	1,286,364	$1.15
$1.75	325,000	1.1	$1.75	325,000	$1.75

As of December 31, 2013, there was approximately $6,000 of total unrecognized compensation cost related to these warrants. That cost is expected to be recognized over a weighted-average period of 0.1 years.

The Company has recorded stock-based compensation expense as follows:

	Year Ended December 31
Stock-Based Expense	2013	2012
Awards under the 2002 LTIP	$679,433	$2,027,031
Awards under the 2013 EIP	117	—
Awards outside the equity-based plans	38,313	20,700
	$717,863	$2,047,731
Included in Statements of Operations caption as follows:
Salaries and wages	$564,737	$1,389,001
Consulting expense	16,278	275,924
General and administrative	136,848	382,806
	$717,863	$2,047,731